Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Acquisition Activity
The number of acquisitions completed, and the related total consideration during 2019 and 2018 were as follows:

	Year ended December 31,

	2019		2018

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	4	1,049	3	228
Less: Cash acquired		(59)		(3)
Businesses acquired, net of cash	4	990	3	225
Contingent consideration payments		-		1
Investments in businesses (1)	-	4	3	252
Asset acquisitions	1	4	-	-
	5	998	6	478
(1) Includes a $248 million equity contribution to Refinitiv.

Summary of Net Assets Acquired	The details of net assets acquired were as follows:

	Year ended December 31,

	2019	2018
Cash and cash equivalents	59	3
Trade receivables	13	9
Prepaid expenses and other current assets	7	1
Current assets	79	13
Property and equipment	7	1
Computer software	78	25
Other identifiable intangible assets	309	96
Total assets	473	135
Payables and accruals	(29)	(3)
Deferred revenue	(25)	(14)
Other financial liabilities	(1)	-
Current liabilities	(55)	(17)
Provisions and other non-current liabilities	(5)	(3)
Deferred tax	(79)	-
Total liabilities	(139)	(20)
Net assets acquired	334	115
Goodwill	715	113
Total	1,049	228